SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign Currency

Foreign Currency

The accompanying combined and consolidated financial statements are reported in Renminbi (“RMB”).

Yintech’s functional currency is USD, and the reporting currency is RMB. Yintech’s subsidiaries determine their functional currencies based on the criteria of FASB ASC 830, Foreign Currency Matters. The combined and consolidated financial statements are translated into RMB using the exchange rate at the balance sheet date for assets and liabilities, and the average exchange rate in the period for revenues, expenses, gains and losses. Any translation gains or losses are recorded in other comprehensive income / (loss).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other revenues.

Use of estimates

Use of estimates

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group evaluates its estimates and judgments including those related to: the fair value of stock based compensation; the fair value of derivatives; the useful lives and recoverability of equipment and leasehold improvements and intangible assets; goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations; the fair value of investments; the carrying value of receivables from customers; the determination of the allowance for doubtful accounts; the liabilities for unrecognized tax benefits; indefinitely reinvested earnings; and the valuation allowance for deferred income tax assets.

Derivative financial instruments

Derivative financial instruments

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values.

In the normal course of business and as a comprehensive member of the Tianjin and Guangdong Exchanges, the Group enters into transactions in derivative financial instruments with customers.  As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group is required to serve as the counterparty of the customer trading of precious metals through exchange-traded spot commodity contracts.  The Tianjin and Guangdong Exchanges quote trading prices of the spot commodity contracts with reference to the prices from relevant international and domestic spot commodities markets. The Group does not apply hedge accounting, as all derivative financial instruments are held for trading purposes and therefore recorded at fair value with changes reflected in earnings. Contracts with customers are traded either as long or short positions and the notional amount and fair values of the contracts in a loss position are not offset against notional amount and the fair value of contracts in a gain position. Gains and losses (realized and unrealized) on all derivative financial instruments are shown as a component of trading gains / (losses), net.

In accordance with the Tianjin and Guangdong Exchanges’ requirements, the Group’s customers must meet, at a minimum, the deposit requirements established by the Tianjin and Guangdong Exchanges at which the spot commodity contracts are traded.  Therefore, exchange traded spot commodity contracts generally do not give rise to significant counterparty exposure due to the cash settlement procedures for daily market movements (“variation margin”) and the deposit requirements of the Tianjin and Guangdong Exchanges. The variation margin payments represent the daily settlement of the outstanding exposure of the derivative contract. Likewise, as the counterparty to customer trades, the Group is also required to place deposits with custodian banks of the Tianjin and Guangdong Exchanges to meet the minimum deposit requirements.  Such amount placed at banks to meet the minimum deposit requirements is included in deposits with clearing organizations and restricted from withdrawal.

In 2014, 2015 and 2016, the Group traded commodity futures contracts on the Shanghai Futures Exchange to manage its exposure on spot commodity contracts and physical trading of raw silver. Commodity futures contracts are recorded at fair value with changes reflected in earnings. Gains and losses from these contracts are recorded in trading gains / (losses), net.  At the end of December 31, 2015 and 2016, the Group has no commodity futures contracts outstanding.

In 2015, the Group entered into risk and return transfer agreements with a third party fund. Gains and losses from the risk and return transfer agreements are recorded in trading gains / (losses), net.

In 2016, under the New Mechanism of Tianjin Exchange, the Group only takes the broker role in customer deals and does not take positions any more. As a result, the Group started to only earn trading commissions in Tianjin Exchange. By December 31, 2016, the New Mechanism has fully replaced the old mechanism and no trading gains / (losses) from Tianjin Exchange will be recorded from then on.

Available-for-sale investments

Available-for-sale investments

The Group classifies wealth management products issued by banks and money market funds issued by fund management companies as available-for-sale (“AFS”) investments. AFS investments are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on AFS investments are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS investments are determined on a specific-identification basis and are recorded as trading gains / (losses). Interest and investment income are recognized when earned.

Revenue recognition

Revenue recognition

Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below.

(i)Commissions and fees

Commissions and fees are recorded on a trade-date basis. The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Exchange, which are settled on a monthly basis. Cash rebates on trading commissions and overnight fees offered by the Group to its customers are recorded as a reduction of revenue.

(ii)Trading gains / (losses)

Trading gains / (losses) consist of realized and unrealized gains and losses from exchange-traded spot commodity contracts, commodity futures contracts and risk and return transfer agreements, the realized gains from trading of physical commodities, and realized gains and losses from the sale of AFS investments, all presented on a net basis.  Changes in fair value in relation to spot commodity contracts, commodity futures contracts and risk and return transfer agreements are recorded in trading gains / (losses), net on a daily basis as disclosed in the accounting policy of derivative financial instruments. Trading gains / (losses) on physical commodities are recognized when title passes and measured by the difference between the acquisition cost of the commodity and the cash received or receivable.

(iii)Interest and investment income

Interest income is recognized at the effective interest rate. Investment income is recognized when earned.

(iv)Other revenues

Other revenues primarily consist of income from sales of application services, sales of silver products, government grants, awards from the Exchanges and value-added-tax (“VAT”) refund.

Sales of application services comprise the sales of a license subscription bundled with customer support service during the license period. Revenue from sales of application services are recognized ratably over the term of the arrangement which is generally 1 year. During the period of the arrangement, the customer does not have the contractual right to take possession of the software at any time.

Sales of silver products are recognized when goods are delivered at the customers’ premises which are taken to be the point in time when the customer has accepted the goods and the related risks and rewards of ownership. Revenue excludes value added tax.

Government grants are recognized when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are deducted in reporting the related expenses on a systematic basis in the same periods in which the expenses are incurred.

Awards from the Exchanges and VAT refund are recognized when earned and there is reasonable assurance that they will be received and amounts can be reasonably estimated.

Equipment and leasehold improvements

Equipment and leasehold improvements

Equipment and leasehold improvements are stated at cost. Depreciation is provided on a straight-line basis using estimated useful lives of three to five years. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease.

Advertising and promotion expenses

Advertising and promotion expenses

Advertising expenses represent expenses for placing advertisements on television, radio and newspaper, as well as on Internet websites and search engines. Promotion expenses represent commissions paid to sales agents for bringing in new customers. Advertising and promotion cost are expensed as incurred.

Defined contribution plan

Defined contribution plan

Pursuant to relevant PRC regulations, the Group is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of income.  The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

Stock based compensation

Stock based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals to the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates. Stock compensation expense, when recognized, is recorded as expense with the corresponding entry to additional paid-in capital.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.  The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense.

Provisions and contingent liabilities

Provisions and contingent liabilities

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Indefinite-lived intangible assets are assets that are not amortized as there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized over their estimated useful lives in the method that reflect the pattern in which the economic benefits of the intangible assets are consumed.

Impairment of Goodwill

Impairment of Goodwill

The Company assesses goodwill for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Long-Lived Assets

Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (‘‘FASB’’) issued ASU No. 2014-09, Revenue from Contracts with Customers, which outlines a comprehensive new revenue recognition model designed to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date to annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall. Amendments in ASU 2016-01 are as follows: 1) require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer; 2) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value; 3) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; 4) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; 5) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; 6) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; 7) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; 8) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The new standard is effective for annual reporting periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which changes seven aspects of the accounting for share-based payment award transactions, including: (1) accounting for income taxes; (2) classification of excess tax benefits on the statement of cash flows; (3) forfeitures; (4) minimum statutory tax withholding requirements; (5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes; (6) practical expedient — expected term (nonpublic only); and (7) intrinsic value (nonpublic only). The new standard is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2016. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The changes are effective for public business entities that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In addition to those described above, the FASB has issued other accounting standards, none of which are expected to have a material impact on the Group’s consolidated financial statements when adopted.